Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Current assets
Cash	$ 17,456,245	$ 17,832,991
Accounts receivable, net	14,285	7,343
Prepayments	202,472	1,000,744
Other receivables	34,020	33,745
Total current assets	17,707,022	18,874,823
Non-current assets
Long-term investment	16,940,782	17,393,830
Property and equipment, net	45,791	54,430
Total non-current assets	16,986,573	17,448,260
TOTAL ASSETS	34,693,595	36,323,083
Current liabilities
Taxes payable	194,069	194,559
Amounts due to a related party	58,571	52,936
Accrued expenses	1,718,692	1,214,885
Deferred revenue-current	12,039	111,630
Note due to a related party	100,115
Total current liabilities	2,083,486	1,574,010
Non-current liabilities
Long-term loans	13,416,162	13,250,516
Total non-current liabilities	13,416,162	13,250,516
TOTAL LIABILITIES	15,499,648	14,824,526
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,929,451 and 15,449,451 shares issued and outstanding as of September 30, 2024 and March 31, 2024, respectively	3,186	3,090
Additional paid-in capital	19,492,001	19,055,297
Statutory reserve	745,590	745,590
Retained Earning	453,320	3,389,754
Accumulated other comprehensive loss	(1,500,150)	(1,695,174)
TOTAL SHAREHOLDERS’ EQUITY	19,193,947	21,498,557
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 34,693,595	$ 36,323,083